Deferred Revenue - Summary of Deferred Revenue (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure of deferred income [Line Items]
Deferred revenue	$ 8,837	R$ 29,234	R$ 32,875
Deferred revenue, Current	1,128	3,732	6,628
Deferred revenue, Non-current	7,709	25,502	26,247
Exclusive use of customer database [member]
Disclosure of deferred income [Line Items]
Deferred revenue	3,552	11,750	13,250
Credit card activation [member]
Disclosure of deferred income [Line Items]
Deferred revenue	$ 5,285	R$ 17,484	R$ 19,625